UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 5018

Smith Barney Investment Series

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: January 31, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY INVESTMENT SERIES

SB GROWTH AND INCOME FUND

FORM N-Q

JANUARY 31, 2006

SB GROWTH AND INCOME FUND

Schedule of Investments (unaudited)	January 31, 2006

SHARES	SECURITY	VALUE
COMMON STOCKS - 97.8%
CONSUMER DISCRETIONARY - 10.4%
Hotels, Restaurants & Leisure - 2.5%
417,300	McDonald’s Corp.	$14,609,673
147,300	Station Casinos Inc.	9,847,005

	Total Hotels, Restaurants & Leisure	24,456,678

Household Durables - 0.9%
405,000	Newell Rubbermaid Inc.	9,574,200

Media - 3.7%
312,300	EchoStar Communications Corp., Class A Shares*	8,619,480
884,200	News Corp., Class B Shares	14,624,668
734,700	Time Warner Inc.	12,879,291

	Total Media	36,123,439

Specialty Retail - 3.3%
449,000	Best Buy Co. Inc.	22,746,340
411,200	Staples Inc.	9,749,552

	Total Specialty Retail	32,495,892

	TOTAL CONSUMER DISCRETIONARY	102,650,209

CONSUMER STAPLES - 9.6%
Beverages - 2.0%
344,000	PepsiCo Inc.	19,669,920

Food & Staples Retailing - 2.4%
504,500	Wal-Mart Stores Inc.	23,262,495

Food Products - 3.6%
310,700	Kellogg Co.	13,329,030
319,900	McCormick & Co. Inc., Non Voting Shares	9,664,179
697,200	Sara Lee Corp.	12,744,816

	Total Food Products	35,738,025

Household Products - 1.6%
256,100	Procter & Gamble Co.	15,168,803

	TOTAL CONSUMER STAPLES	93,839,243

ENERGY - 10.6%
Energy Equipment & Services - 2.0%
162,200	ENSCO International Inc.	8,291,664
196,600	GlobalSantaFe Corp.	12,002,430

	Total Energy Equipment & Services	20,294,094

Oil, Gas & Consumable Fuels - 8.6%
130,000	Burlington Resources Inc.	11,863,800
406,500	Exxon Mobil Corp.	25,507,875
254,400	Nexen Inc.	14,607,648
119,800	Suncor Energy Inc.	9,598,376
164,200	Total SA, Sponsored ADR	22,713,786

	Total Oil, Gas & Consumable Fuels	84,291,485

	TOTAL ENERGY	104,585,579

FINANCIALS - 20.6%
Capital Markets - 3.8%
131,600	Goldman Sachs Group Inc.	18,588,500
253,800	Merrill Lynch & Co. Inc.	19,052,766

	Total Capital Markets	37,641,266

Commercial Banks - 5.6%
439,454	Bank of America Corp.	19,437,051
197,400	Wachovia Corp.	10,823,442

See Notes to Schedule of Investments.

1

SB GROWTH AND INCOME FUND

Schedule of Investments (unaudited) (continued)	January 31, 2006

SHARES	SECURITY	VALUE
Commercial Banks - 5.6% (continued)
388,600	Wells Fargo & Co.	$24,233,096

	Total Commercial Banks	54,493,589

Consumer Finance - 3.2%
319,000	American Express Co.	16,731,550
176,200	Capital One Financial Corp.	14,677,460

	Total Consumer Finance	31,409,010

Diversified Financial Services - 2.3%
560,380	JPMorgan Chase & Co.	22,275,105

Insurance - 4.5%
205,900	AFLAC Inc.	9,667,005
221,300	American International Group Inc.	14,486,298
120	Berkshire Hathaway Inc., Class A Shares*	10,738,800
102,700	Chubb Corp.	9,689,745

	Total Insurance	44,581,848

Thrifts & Mortgage Finance - 1.2%
169,500	Golden West Financial Corp.	11,970,090

	TOTAL FINANCIALS	202,370,908

HEALTH CARE - 9.7%
Biotechnology - 0.9%
128,104	Amgen Inc.*	9,337,501

Health Care Providers & Services - 4.4%
189,050	Coventry Health Care Inc.*	11,261,708
287,800	UnitedHealth Group Inc.	17,101,076
186,700	WellPoint Inc.*	14,338,560

	Total Health Care Providers & Services	42,701,344

Pharmaceuticals - 4.4%
375,900	Sanofi-Aventis, ADR	17,291,400
431,900	Teva Pharmaceutical Industries Ltd., Sponsored ADR	18,411,897
154,200	Wyeth	7,131,750

	Total Pharmaceuticals	42,835,047

	TOTAL HEALTH CARE	94,873,892

INDUSTRIALS - 10.4%
Aerospace & Defense - 3.9%
350,900	Boeing Co.	23,969,979
360,200	Raytheon Co.	14,757,394

	Total Aerospace & Defense	38,727,373

Building Products - 1.7%
554,400	Masco Corp.	16,437,960

Industrial Conglomerates - 4.8%
1,119,500	General Electric Co.	36,663,625
118,000	Textron Inc.	9,966,280

	Total Industrial Conglomerates	46,629,905

	TOTAL INDUSTRIALS	101,795,238

INFORMATION TECHNOLOGY - 15.9%
Communications Equipment - 3.9%
455,634	ADC Telecommunications Inc.*	11,554,878
673,100	Cisco Systems Inc.*	12,499,467
201,600	Motorola Inc.	4,578,336
202,300	QUALCOMM Inc.	9,702,308

	Total Communications Equipment	38,334,989

Computers & Peripherals - 1.1%
136,900	International Business Machines Corp.	11,129,970

See Notes to Schedule of Investments.

2

SB GROWTH AND INCOME FUND

Schedule of Investments (unaudited) (continued)	January 31, 2006

SHARES	SECURITY	VALUE
Electronic Equipment & Instruments - 0.5%
234,900	Dolby Laboratories Inc., Class A Shares*	$4,784,913

Internet Software & Services - 0.9%
246,900	Yahoo! Inc.*	8,478,546

IT Services - 1.1%
286,500	Paychex Inc.	10,414,275

Semiconductors & Semiconductor Equipment - 1.9%
283,900	Applied Materials Inc.	5,408,295
405,200	ASML Holding NV, NY Registered Shares*	9,153,468
139,100	Texas Instruments Inc.	4,065,893

	Total Semiconductors & Semiconductor Equipment	18,627,656

Software - 6.5%
279,400	Adobe Systems Inc.*	11,097,768
145,700	Cognos Inc.*	5,551,170
169,400	Electronic Arts Inc.*	9,245,852
1,351,300	Microsoft Corp.	38,039,095

	Total Software	63,933,885

	TOTAL INFORMATION TECHNOLOGY	155,704,234

MATERIALS - 6.1%
Chemicals - 2.1%
278,000	E.I. du Pont de Nemours & Co.	10,883,700
283,600	Ecolab Inc.	10,155,716

	Total Chemicals	21,039,416

Metals & Mining - 4.0%
1,238,988	Barrick Gold Corp.	38,978,563

	TOTAL MATERIALS	60,017,979

TELECOMMUNICATION SERVICES - 3.2%
Wireless Telecommunication Services - 3.2%
150,500	ALLTEL Corp.	9,034,515
964,015	Sprint Nextel Corp.	22,066,303

	TOTAL TELECOMMUNICATION SERVICES	31,100,818

UTILITIES - 1.3%
Multi-Utilities - 1.3%
259,600	Sempra Energy	12,473,780

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $761,255,126)	959,411,880

FACE AMOUNT
SHORT-TERM INVESTMENT - 1.9%
Repurchase Agreement - 1.9%
$18,839,000	State Street Bank & Trust Co. dated 1/31/06, 3.970% due 2/1/06; Proceeds at maturity - $18,841,078; (Fully collateralized by U.S. Treasury Note, 3.625% due 4/30/07; Market value - $19,217,801) (Cost - $18,839,000)	18,839,000

	TOTAL INVESTMENTS - 99.7% (Cost - $780,094,126#)	978,250,880
	Other Assets in Excess of Liabilities - 0.3%	2,870,452

	TOTAL NET ASSETS - 100.0%	$981,121,332

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The SB Growth and Income Fund (the “Fund”) is a separate diversified investment fund of Smith Barney Investment Series (the “Trust”), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$210,673,849
Gross unrealized depreciation	(12,517,095)

Net unrealized appreciation	$198,156,754

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Investment Series

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	March 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	March 30, 2006

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date	March 30, 2006